October 31, 2002

Annual Report

Federal Money Market Fund
Institutional Money Market Fund

Victory Funds
LOGO (R)

The Victory Portfolios

Table of Contents

Shareholder Letter                                2

Financial Statements

Schedules of Investments                          3

Statements of Assets and Liabilities              6

Statements of Operations                          7

Statements of Changes in Net Assets               8

Financial Highlights                              9

Notes to Financial Statements                    13

Report of Independent Accountants                17

Victory Capital Management Inc., a subsidiary of KeyCorp, is the investment adviser to the Victory Funds. The Victory Funds are sponsored and distributed by BISYS Fund Services, which is not affiliated with KeyCorp or its subsidiaries. Victory Capital Management Inc. receives feesfor its services from the Victory Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Institutional Money Market Fund and Federal Money Market Fund.

An investment in the Funds is not insured or guaranteed by the FDIC or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

NOT FDIC INSURED

Shares of the Victory Funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, any KeyCorp bank, Victory Capital Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

Victory Funds
LOGO (R)

Call Victory at:
800-539-FUND (800-539-3863)

Visit our web site at:
www.victoryfunds.com

Letter to our Shareholders

Thank you for the confidence you've exhibited in the Victory Funds throughout the last 12 months. It has been a difficult investment environment that has caused many investors to re-examine their financial goals and question their asset allocations.

Equity markets showed a constant pattern of withdrawals and bond managers saw interest in their products rebound to unexpected levels. Interest rates continued downward yet money market funds saw strong inflows as quality and safety were themes that played well in an otherwise volatile time.

Throughout this difficult period, our adviser, Victory Capital Management Inc., has worked diligently to stay true to its course. Each of the Funds is established to invest in particular types of stocks or bonds, which are definedin each of the prospectuses. Though the markets did not always reward us, the Funds were kept fully invested in a manner consistent with our stated philosophy. One of Victory's basic tenets is the belief in independent, fundamental research; our analysts focused time and effort on identifying securities that might present opportunities in an uncertain environment. Similarly, we gave a great deal of attention to both credit quality and interest rate trends as we managed our bond and money market funds. All of these factors support our goal of producing highly competitive performance on a long-term,risk-adjusted basis.

Adding to the complexity of the economic environment over the last 12 months was the highly publicized management difficulties at a number of major companies. These issues further shook the confidence of investors but also led quickly to increased focus on corporate governance and the need for knowledgeable oversight by directors and trustees. The mutual fund industry has been affected by these regulatory changes; our trustees are working hard to become familiar with the requirements and to ensure that investors' interests are served.

You will find detailed information about the Funds, as well as informational and educational articles on our Web site (www.victoryfunds.com). You may also contact our shareholder servicing center at 1-800-539-3863.

Thank you for choosing the Victory Funds.


/s/ Kathleen A. Dennis
Kathleen A. Dennis
President
Victory Funds

THE VICTORY PORTFOLIOS                                 Schedules of Investments
Institutional Money Market Fund                                October 31, 2002

(Amounts in Thousands)

                                        Principal    Amortized
Security Description                      Amount       Cost


Bankers Acceptance (1.1%)

Toronto Dominion,                          $20,000  $   19,986
  1.75%, 11/15/02

Total Bankers Acceptance
(Amortized Cost $19,986)                                19,986


Certificates of Deposit (6.9%)

Canadian Imperial Bank of Commerce,
   2.11%, 12/31/02                          14,000      14,000
Huntington National Bank,
   2.63%, 5/5/03                            12,000      12,017
Rabobank,
   2.55%, 7/11/03                           16,000      15,998
Royal Bank of Canada,
   2.50%, 12/18/02                          20,000      20,000
Royal Bank of Canada,
   2.70%, 6/13/03                           12,000      11,999
State Street Bank & Trust Corp.,
   2.31%, 6/19/03                           21,000      20,998
Westdeutsche Landesbank,
   1.75%*, 11/22/02**                       27,000      26,995

Total Certificates of Deposit
(Amortized Cost $122,007)                              122,007


Commercial Paper (57.0%)

Asset Securitization Capital Corp.,
   1.77%, 11/19/02 (a)                      45,000      44,960
Chevron UK,
   1.75%, 12/11/02 (a)                      20,000      19,961
Delaware Funding Corp.,
   1.78%, 11/21/02 (a)                      50,000      49,951
Dresdner Bank AG,
   1.87%, 12/17/02                          40,000      39,904
Edison Asset Securitization,
   1.76%, 11/19/02 (a)                      65,000      64,943
Fleet Funding Corp.,
   1.75%, 11/8/02 (a)                       80,000      79,972
Fuji Photo Film Co., Ltd.,
   1.76%, 11/5/02                           20,000      19,996
General Electric Capital Corp.,
   1.90%, 11/1/02                           65,000      65,000
HBOS Treasury Services,
   1.75%, 11/18/02                          50,000      49,959
Mont Blanc Capital Corp.,
   1.77%, 11/20/02 (a)                      75,000      74,930
Pfizer, Inc.,
   1.73%, 11/19/02 (a)                      30,000      29,974
Private Export Fund,
   1.81%, 1/9/03 (a)                        22,000      21,924
Salomon Smith Barney Holdings, Inc.,
   1.75%, 11/7/02                           70,000      69,980
Sheffield Receivables Corp.,
   1.78%, 11/19/02 (a)                      61,110      61,056

                                          Principal    Amortized
Security Description                        Amount       Cost

Sigma Finance, Inc.,
   1.89%, 11/1/02 (a)                      $60,000  $   60,000
Texas Agriculture Finance Authority,
   1.77%, 11/6/02                           28,700      28,693
UBS Finance LLC,
   1.89%, 11/1/02                           75,000      75,000
Ventures Business Trust,
   1.90%, 11/1/02 (a)                       72,400      72,400
Volkswagen of America,
   1.76%, 11/22/02 (a)                      30,000      29,969
Volkswagen of America,
   1.76%, 11/25/02 (a)                      50,000      49,942

Total Commercial Paper
(Amortized Cost $1,008,514)                          1,008,514


Corporate Bonds (15.4%)

Goldman Sachs Group, Inc.,
   1.82%*, 11/1/02**                        50,000      49,999
Heller Financial, Inc.,
   7.88%, 5/15/03                           11,895      12,233
Household Finance Corp.,
   1.92%*, 12/20/02**, MTN                  20,000      19,999
John Deere Capital Corp.,
   2.10*%, 11/12/02**, MTN                  15,000      15,000
John Deere Capital Corp.,
   2.03%*, 1/22/03**, MTN                   18,000      17,991
Merrill Lynch & Co., Inc.,
   2.05%*, 11/1/02**, MTN                   10,000      10,007
Merrill Lynch & Co., Inc.,
   2.09%*, 11/1/02**, MTN                   25,000      25,028
Merrill Lynch & Co., Inc.,
   1.95%*, 11/14/02**, MTN                   5,000       5,002
Merrill Lynch & Co., Inc.,
   7.18%, 2/11/03, MTN                      10,000      10,128
Merrill Lynch & Co., Inc.,
   6.00%, 2/12/03                            6,000       6,058
National Rural Utilities,
   1.99%*, 11/18/02**, MTN                  25,000      24,955
National Rural Utilities,
   7.38%, 2/10/03                           10,000      10,145
SeaRiver Maritime, Inc.,
   1.83%*, 11/1/02**                        26,400      26,400
Sigma Finance, Inc.,
   1.87%*, 11/1/02**                        15,000      15,000
Sony Corp.,
   6.13%, 11/1/02                           20,135      20,379
Texas Disposal Systems,
   1.85%*, 11/6/02**,
   LOC Bank of America                       4,800       4,800

Total Corporate Bonds
(Amortized Cost $273,124)                              273,124

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                     Schedules of Investments--continued
Institutional Money Market Fund                               October 31, 2002

(Amounts in Thousands)

                                        Principal     Amortized
Security Description                      Amount     Cost/Market
                                                        Value

Repurchase Agreement (9.1%)

Bear Stearns & Co.,
   1.92%, 11/1/02
   (Collateralized by $81,528
   various U.S. Government
   Securities, 3.15%-4.75%,
   11/13/03-10/11/12,
   market value $82,413)                   $80,000    $ 80,000
UBS Warburg,
   1.92%, 11/1/02
   (Collateralized by $108,285
   various U.S. Government
   Securities, 0.00%-5.50%,
   7/18/12-1/15/14,
   market value $81,602)                    80,000      80,000

Total Repurchase Agreement
(Amortized Cost $160,000)                              160,000


Taxable Municipal Bonds (0.7%)

Mississippi (0.7%):
Mississippi Business Finance Corp.,
   1.85%*, 11/7/02**,
   LOC Bank of America                      11,600      11,600

Total Taxable Municipal Bonds
(Amortized Cost $11,600)                                11,600


Time Deposit (6.7%)

Grand Cayman,
   1.81%, 11/1/02                           37,585      37,585
Wells Fargo Grand Cayman,
   1.88%, 11/1/02                           80,000      80,000

Total Time Deposit
(Amortized Cost $117,585)                              117,585


                                        Principal     Amortized
Security Description                      Amount     Cost/Market
                                                        Value

U.S. Government Agencies (3.1%)

Federal Farm Credit Bank (0.8%):
1.70%, 12/2/02                             $15,000   $  15,000

Federal Home Loan Bank (1.6%):
2.45%, 12/17/02                             10,000      10,001
5.00%, 2/28/03                              17,000      17,145

                                                        27,146

Federal Home Loan
   Mortgage Corp. (0.7%):
7.00%, 2/15/03                              12,000      12,168

Total U.S. Government Agencies
(Amortized Cost $54,314)                                54,314

Total Investments
(Amortized Cost $1,767,130) -- 100.0%                1,767,130

Other assets in excess of liabilities -- 0.0%              772

NET ASSETS -- 100.0%                                $1,767,902


(a) Section 4(2) commercial paper which is restricted as to resale.

* Adjustable rate securities having liquidity sources through bank letters of credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Investments is the rate in effect at October 31, 2002.

**  The date reflects the next rate change date.

Securities in this portfolio may be restricted as to resale to institutional investors only, in accordance with the Securities Act of 1933.

LOC -- Letter of Credit

MTN -- Medium Term Note

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                                Schedules of Investments
Federal Money Market Fund                                     October 31, 2002

(Amounts in Thousands)

                                                    Amortized
                                        Principal  Cost/Market
Security Description                      Amount      Value

U.S. Government Agencies (23.9%)

Federal Farm Credit Bank (1.6%):
2.15%, 2/11/03                            $ 10,000   $   9,939
2.60%, 5/1/03                               15,000      15,003

                                                        24,942

Federal Home Loan Bank (8.8%):
1.97%, 1/3/03                               25,000      24,915
5.00%, 2/28/03                              10,000      10,086
2.80%, 4/11/03                              10,000      10,000
2.02%, 9/5/03, Callable 11/14/02 @ 100      20,000      20,000
2.01%, 9/12/03, Callable 11/27/02 @ 100     15,000      15,000
2.00%, 9/16/03, Callable 11/21/02 @ 100     10,000       9,998
2.00%, 10/22/03, Callable 1/3/03 @ 100      10,000      10,000
1.70%, 10/30/03, Callable 4/7/03 @ 100      10,000      10,000
2.02%, 11/17/03, Callable 1/21/03 @ 100     10,000      10,000
1.75%, 12/1/03, Callable 2/6/03 @ 100       10,000      10,000
1.75%, 12/2/03, Callable 2/6/03 @ 100        7,000       7,000

                                                       136,999

Federal Home Loan
   Mortgage Corp. (1.6%):
2.23%, 11/15/02                             25,000      24,978

Federal National Mortgage
   Association (3.1%):
5.25%, 1/15/03                               7,975       8,018
5.00%, 2/14/03                              25,000      25,194
1.81%, 4/15/03                              15,000      14,876

                                                        48,088

Student Loan Marketing Assoc. (8.8%):
1.61%*, 11/5/02**                           25,000      25,000
1.61%*, 11/5/02**                           15,000      15,000
1.61%*, 11/5/02**                           40,000      39,998
1.67%*, 11/5/02**                           25,000      25,000
2.70%, 4/25/03                              32,000      31,993

                                                       136,991

Total U.S. Government Agencies
(Amortized Cost $371,998)                              371,998

U.S. Treasury Obligations (4.9%)

U.S. Treasury Notes (4.9%):
4.00%, 4/30/03                              75,291      75,747

Total U.S. Treasury Obligations
(Amortized Cost $75,747)                                75,747


Repurchase Agreements (72.4%)

ABN Amro Bank, NV, 1.92%, 11/1/02
   (Collateralized by $76,445
   various U.S. Government
   Securities, 0.00%, 10/4/05-4/4/06,
   market value $76,501)                    75,000      75,000


                                                    Amortized
                                        Principal  Cost/Market
Security Description                      Amount      Value

Bear Stearns & Co.,
   1.92%, 11/1/02 (Collateralized
   by $417,509 various U.S.
   Government Securities,
   5.00%-8.50%, 9/1/09-10/1/32,
   market value $382,504)                 $375,000    $375,000
Deutsche Bank,
   1.91%, 11/1/02 (Collateralized
   by $74,400 various U.S.
   Government Securities,
   0.00%-6.63%, 11/6/02-11/15/30,
   market value $76,500)                    75,000      75,000
Greenwich Partners,
   1.93%, 11/1/02 (Collateralized
   by $362,671 various U.S.
   Government Securities,
   2.25%-4.38%, 6/30/04-5/15/07,
   market value $382,504)                  375,000     375,000
Lehman Bros.,
   1.85%, 11/1/02 (Collateralized
   by $75,940 various U.S.
   Government Securities,
   0.00%-5.25%, 3/18/09-10/23/15,
   market value $76,499)                    75,000      75,000
Morgan Stanley,
   1.85%, 11/1/02 (Collateralized
   by $71,658 U.S. Government
   Security,4.75%, 1/2/07,
   market value $76,500)                    75,000      75,000
UBS Warburg,
   1.92%, 11/1/02
   (Collateralized by $65,873
   various U.S. Government
   Securities, 5.50%-7.25%,
   1/15/10-3/15/11,
   market value $75,368)                    73,888      73,888

Total Repurchase Agreement
(Amortized Cost $1,123,888)                          1,123,888

Total Investments
(Amortized Cost $1,571,633) -- 101.2%                1,571,633

Liabilities in excess of other assets -- (1.2)%        (17,889)

NET ASSETS -- 100.0%                                $1,553,744


* Adjustable rate securities, having interest rates that will change periodically, are based upon an index of market interest rates.
    The rate reflected in the Schedule of Investments is the rate in effect at October 31, 2002.

**  The date reflects the next rate change date.


                      See notes to financial statements.


                                          Statements of Assets and Liabilities
THE VICTORY PORTFOLIOS                                        October 31, 2002

(Amounts in Thousands, Except Per Share Amounts)


                                                                                     Institutional                     Federal
                                                                                     Money Market                   Money Market
                                                                                         Fund                           Fund

ASSETS:
Investments, at amortized cost                                                        $1,607,130                      $  447,745
Repurchase agreements, at market value                                                   160,000                       1,123,888

    Total                                                                              1,767,130                       1,571,633

Cash                                                                                          12                              11
Interest receivable                                                                        3,367                           1,410
Prepaid expenses and other assets                                                            221                              45

         Total Assets                                                                  1,770,730                       1,573,099

LIABILITIES:
Dividends payable                                                                          2,263                           1,912
Payable to brokers for investments purchased                                                   -                          17,000
Accrued expenses and other payables:
     Investment advisory fees                                                                297                             276
     Administration fees                                                                      10                               9
     Custodian fees                                                                           37                              37
     Accounting fees                                                                           1                               1
     Transfer agent fees                                                                      88                               8
     Shareholder service fees -- Select Shares                                                45                              11
     Other                                                                                    87                             101

         Total Liabilities                                                                 2,828                          19,355

NET ASSETS:
Capital                                                                                1,767,856                       1,553,779
Accumulated net investment income                                                             46                              --
Accumulated net realized (losses)
   from investment transactions                                                               --                             (35)

         Net Assets                                                                   $1,767,902                      $1,553,744

Net Assets
     Investor Shares                                                                  $1,531,831                      $1,048,065
     Select Shares                                                                       236,071                         505,679

         Total                                                                        $1,767,902                      $1,553,744

Outstanding units of beneficial interest (shares)
     Investor Shares                                                                   1,531,933                       1,048,084
     Select Shares                                                                       236,058                         505,693

         Total                                                                         1,767,991                       1,553,777

Net asset value
    Offering and redemption price per share -- Investor Share                         $     1.00                      $     1.00

    Offering and redemption price per share -- Select Shares                          $     1.00                      $     1.00


                      See notes to financial statements.


                                                      Statements of Operations
THE VICTORY PORTFOLIOS                     For the Year Ended October 31, 2002

(Amounts in Thousands)


                                                                                       Institutional                   Federal
                                                                                       Money Market                 Money Market
                                                                                           Fund                         Fund

Investment Income:
Interest income                                                                           $38,507                      $32,364

     Total Income                                                                          38,507                       32,364

Expenses:
Investment advisory fees                                                                    3,713                        3,989
Administration fees                                                                         2,125                        1,854
Shareholder service fees -- Select Shares                                                     822                        1,423
Accounting fees                                                                               126                          123
Custodian fees                                                                                375                          342
Legal and audit fees                                                                          154                          172
Trustees' fees and expenses                                                                    66                           58
Transfer agent fees                                                                           131                           62
Registration and filing fees                                                                   74                           51
Printing fees                                                                                  29                           31
Other                                                                                          93                           63

     Total Expenses                                                                         7,708                        8,168

Expenses voluntarily reduced                                                               (1,044)                      (1,560)

     Net Expenses                                                                           6,664                        6,608

Net Investment Income                                                                      31,843                       25,756

Realized Gains (Losses) from Investments:
Net realized gains (losses) from investment transactions                                       54                          (35)

Change in net assets resulting from operations                                            $31,897                      $25,721


                      See notes to financial statements.


THE VICTORY PORTFOLIOS                     Statements of Changes in Net Assets

(Amounts in Thousands)


                                                       Institutional Money Market Fund               Federal Money Market Fund

                                                          Year                Year                  Year                 Year
                                                          Ended               Ended                 Ended                Ended
                                                       October 31,         October 31,           October 31,          October 31,
                                                          2002                2001                  2002                 2001

From Investment Activities:

Operations:
     Net investment income                             $    31,843        $    172,714           $    25,756          $    59,031
     Net realized gains/(losses)
       from investment transactions                             54                  88                   (35)                 186

Change in net assets resulting
   from operations                                          31,897             172,802                25,721               59,217

Distributions to Shareholders:
     From net investment income by class:
         Investor Shares                                   (26,645)            (71,814)              (17,496)             (38,899)
         Select Shares                                      (5,315)           (101,019)               (8,385)             (20,143)

Change in net assets from
   distributions to shareholders                           (31,960)           (172,833)              (25,881)             (59,042)

Capital Transactions:
     Proceeds from shares issued                         5,242,258          11,874,052             8,633,353            8,024,215
     Dividends reinvested                                   16,229             135,501                24,038               57,712
     Cost of shares redeemed                            (6,469,081)        (13,209,818)           (8,588,442)          (7,889,348)

Change in net assets
   from capital transactions                            (1,210,594)         (1,200,265)               68,949              192,579

Change in net assets                                    (1,210,657)         (1,200,296)               68,789              192,754

Net Assets:
     Beginning of period                                 2,978,559           4,178,855             1,484,955            1,292,201

     End of period                                     $ 1,767,902        $  2,978,559           $ 1,553,744          $ 1,484,955

Share Transactions:
     Issued                                              5,242,258          11,874,052             8,633,353            8,024,215
     Reinvested                                             16,229             135,501                24,038               57,712
     Redeemed                                           (6,469,081)        (13,209,818)           (8,588,442)          (7,889,348)

Change in Shares                                        (1,210,594)         (1,200,265)               68,949              192,579


                      See notes to financial statements.


THE VICTORY PORTFOLIOS                                     Financial Highlights

For a Share Outstanding Throughout Each Period


                                                                     Institutional Money Market Fund

                                                                            Investor Shares

                                               Year             Year              Year              Year              Year
                                              Ended             Ended            Ended             Ended              Ended
                                            October 31,      October 31,       October 31,       October 31,       October 31,
                                               2002             2001              2000              1999              1998

Net Asset Value, Beginning of Period        $    1.000       $    1.000        $    1.000        $    1.000       $    1.000

Investment Activities
     Net investment income                       0.017            0.047             0.060             0.049            0.054

Distributions
     Net investment income                      (0.017)          (0.047)           (0.060)           (0.049)          (0.054)

Net Asset Value, End of Period              $    1.000       $    1.000        $    1.000        $    1.000       $    1.000

Total Return                                      1.75%            4.78%             6.16%             5.03%            5.53%

Ratios/Supplementary Data:
Net Assets at end of period (000)           $1,531,831       $1,621,951        $1,313,929        $1,313,571       $1,068,521
Ratio of expenses to
   average net assets                             0.32%            0.33%             0.30%             0.27%            0.27%
Ratio of net investment income
   to average net assets                          1.73%            4.56%             5.96%             4.91%            5.38%
Ratio of expenses to
   average net assets<F1>                         0.37%            0.36%             0.37%             0.41%            0.42%
Ratio of net investment income
   to average net assets<F1>                      1.68%            4.53%             5.89%             4.77%            5.23%


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.



                      See notes to financial statements.


THE VICTORY PORTFOLIOS                          Financial Highlights--continued

For a Share Outstanding Throughout Each Period


                                                                      Institutional Money Market Fund

                                                                               Select Shares

                                                 Year            Year               Year             Year               Year
                                                Ended            Ended             Ended            Ended               Ended
                                              October 31,     October 31,        October 31,      October 31,        October 31,
                                                 2002            2001               2000             1999               1998

Net Asset Value, Beginning of Period           $  1.000        $    1.000         $    1.000       $    1.000        $  1.000

Investment Activities
     Net investment income                        0.015             0.044              0.057            0.046           0.051

Distributions
     Net investment income                       (0.015)           (0.044)            (0.057)          (0.046)         (0.051)

Net Asset Value, End of Period                 $  1.000        $    1.000         $    1.000       $    1.000        $  1.000

Total Return                                       1.51%             4.50%              5.88%            4.72%           5.22%

Ratios/Supplementary Data:
Net Assets at end of period (000)              $236,071        $1,356,608         $2,864,926       $1,116,011        $572,033
Ratio of expenses to
   average net assets                              0.55%             0.58%              0.56%            0.57%           0.56%
Ratio of net investment income
   to average net assets                           1.63%             4.69%              5.80%            4.63%           5.09%
Ratio of expenses to
   average net assets<F1>                          0.60%             0.63%              0.63%            0.71%           0.71%
Ratio of net investment income
   to average net assets<F1>                       1.58%             4.64%              5.73%            4.49%           4.94%


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.



                     See notes to financial statements.


THE VICTORY PORTFOLIOS                                     Financial Highlights

For a Share Outstanding Throughout Each Period

                                                                           Federal Money Market Fund

                                                                                Investor Shares

                                              Year            Year          Year           Year          Period           Year
                                             Ended            Ended        Ended           Ended          Ended           Ended
                                           October 31,     October 31,   October 31,    October 31,    October 31,    November 30,
                                              2002            2001          2000           1999          1998<F2>         1997

Net Asset Value, Beginning of Period        $    1.000      $  1.000      $   1.000      $  1.000       $  1.000       $  1.000

Investment Activities
     Net investment income                       0.017         0.045          0.058         0.047          0.048          0.048

Distributions
     Net investment income                      (0.017)       (0.045)        (0.058)       (0.047)        (0.048)        (0.048)

Net Asset Value, End of Period              $    1.000      $  1.000      $   1.000      $  1.000       $  1.000       $  1.000

Total Return                                      1.72%         4.62%          5.95%         4.82%          4.91%<F3>      4.94%

Ratios/Supplementary Data:
Net Assets at end of period (000)           $1,048,065      $930,075      $ 865,366      $834,054       $717,972       $243,499
Ratio of expenses to
   average net assets                             0.33%         0.32%          0.30%         0.28%          0.27%<F4>      0.53%
Ratio of net investment income
   to average net assets                          1.70%         4.42%          5.79%         4.72%          5.22%<F4>      4.91%
Ratio of expenses to
   average net assets<F1>                         0.42%         0.42%          0.43%         0.45%          0.48%<F4>      0.90%
Ratio of net investment income
   to average net assets<F1>                      1.61%         4.32%          5.66%         4.55%          5.01%<F4>      4.54%


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Effective March 23, 1998, the Key Money Market Fund became the Victory
     Federal Money Market Fund, and the Fund designatedthe existing shares of Key Money Market Fund as Investor Shares and commenced offering Select Shares.Financial highlights prior to March 23, 1998 represent the Key Money Market Fund

<F3> Not annualized

<F4> Annualized



                      See notes to financial statements.


THE VICTORY PORTFOLIOS                         Financial Highlights--continued

For a Share Outstanding Throughout Each Period


                                                                            Federal Money Market Fund

                                                                                  Select Shares

                                                   Year            Year              Year             Year            Period
                                                  Ended            Ended            Ended            Ended             Ended
                                                October 31,     October 31,       October 31,      October 31,      October 31,
                                                   2002            2001             2000             1999             1998<F2>

Net Asset Value, Beginning of Period             $  1.000        $  1.000          $  1.000         $  1.000         $  1.000

Investment Activities
     Net investment income                          0.015           0.043             0.055            0.045            0.031

Distributions
     Net investment income                         (0.015)         (0.043)           (0.055)          (0.045)          (0.031)

Net Asset Value, End of Period                   $  1.000        $  1.000          $  1.000         $  1.000         $  1.000

Total Return                                         1.48%           4.37%             5.69%            4.56%            3.14%<F3>

Ratios/Supplementary Data:
Net Assets at end of period (000)                $505,679        $554,880          $426,835         $283,625         $198,141
Ratio of expenses to
   average net assets                                0.57%           0.56%             0.55%            0.53%            0.43%<F4>
Ratio of net investment income
   to average net assets                             1.47%           4.21%             5.61%            4.47%            5.06%<F4>
Ratio of expenses to
   average net assets<F1>                            0.67%           0.67%             0.68%            0.71%            0.54%<F4>
Ratio of net investment income
   to average net assets<F1>                         1.37%           4.10%             5.48%            4.29%            4.95%<F4>


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been a indicated.

<F2> Information represents the period March 23, 1998 (commencement of operations) to October 31, 1998.

<F3> Not annualized

<F4> Annualized



                      See notes to financial statements.

                                                 Notes to Financial Statements
THE VICTORY PORTFOLIOS                                        October 31, 2002

1.   Organization:

     The Victory Portfolios (the "Trust") was organized on December 6, 1995 as a Delaware statutory trust (formerly known as a Delaware business trust) and a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end investment company. The Trust is authorized to issue an unlimited number of shares which are units of beneficial interest with a par value of $0.001. The Trust presently offers shares of 27 active funds. The accompanying financial statements and financial highlights are those of the Institutional Money Market Fund and the Federal Money Market Fund (collectively, the "Funds").

     The Institutional Money Market Fund and the Federal Money Market Fund are authorized to issue two classes of shares: Investor Shares and Select Shares. Each class of shares has identical rights and privileges except with respect to fees paid under shareholder servicing plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

     The Institutional Money Market Fund seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. The Federal Money Market Fund seeks to provide high current income to the extent consistent with the preservation of capital.

2.   Significant Accounting Policies:

     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     Securities Valuation:

     Investments of the Funds are valued at either amortized cost, which approximates market value, or at original cost which, combined with accrued interest, approximates market value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the Funds may not (a) purchase any instrument with a remaining maturity greater than 397 days unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted-average portfolio maturity which exceeds 90 days.

     Securities Transactions and Related Income:

     Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

     Securities Purchased on a When-Issued Basis:

     The Funds may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby, involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until that transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Funds maintain cash and marketable securities at least equal in value to commitments for when-issued securities. These values are included in amounts payable to brokers for investments purchased on the accompanying statements of assets and liabilities. As of October 31, 2002, the Federal Money Market Fund had outstanding "when-issued" purchase commitments, with corresponding assets segregated of $17,000,000.

     Repurchase Agreements:

     The Funds may acquire repurchase agreements from financial institutions such as banks and broker-dealers which the Fund's investment adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

                                  Continued

THE VICTORY PORTFOLIOS                                        October 31, 2002

     Dividends to Shareholders:

     Dividends from net investment income are declared daily and paid monthly by the Funds. Distributable net realized capital gains, if any, are declared and distributed at least annually.

     The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

     Federal Income Taxes:

     It is the policy of the Funds to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

     Other:

     Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated on the basis of relative net assets or another appropriate basis. Fees paid under the Funds' shareholder servicing plan, as well as the Funds' transfer agency, printing and state registration fees, are borne by the specific class of shares to which they apply.

3.   Related Party Transactions:

     Investment advisory services are provided to the Fund by Victory Capital Management Inc. (formerly known as Key Asset Management Inc.) ("the Adviser"), a wholly owned subsidiary of KeyCorp. Under the terms of the Investment Advisory Agreements, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of the Funds. Key Bank National Association serving as custodian for the Funds, receives custodian fees in addition to reimbursement of actual out-of-pocket expenses incurred.

     BISYS Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc. ("BISYS"), serves as the Administrator to the Funds. Certain officers of the Trust are affiliated with BISYS. Such officers receive no direct payments or fees from the Funds for serving as officers of the Trust.

     Under the terms of the Administration Agreement, prior to April 1, 2002, the Administrator's fee was computed at the annual rate of 0.15% of the Fund's average daily net assets of $300 million and less, 0.12% of the Fund's average daily net assets between $300 million and $600 million and 0.10% of the Fund's average daily net assets greater than $600 million. After April 1, 2002, the Administrator's fee is computed at the annual rate of 0.14% of the Trust's average daily net assets up to $8 billion, 0.10% of the Trust's average daily net assets between $8 billion and $25 billion, and 0.08% of the Trust's average daily net assets greater than $25 billion. Under a Sub-Administration Agreement, BISYS pays the Adviser a fee of up to 0.05% of each Fund's average daily net assets to perform certain of the administrative duties for the Funds.

     BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), an affiliate of BISYS, serves the Trust as Fund Accountant and Transfer Agent for the Funds. Under the terms of the Fund Accounting and Transfer Agency Agreements, BISYS Ohio is entitled to receive fees and reimbursement of out-of-pocket expenses incurred in providing fund accounting and transfer agent services.

     BISYS Fund Services Limited Partnership, a wholly-owned subsidiary of BISYS, serves as Distributor for the shares of the Trust.

     The Distributor or financial institutions (directly or through the Distributor) may receive from the Funds, pursuant to a Shareholder Servicing Plan, a fee of up to 0.25% of the average daily net assets of the Funds for providing support services to shareholders of the Funds, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing purchase, exchange and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. Financial institutions may include affiliates of the Advisor.

                                 Continued

THE VICTORY PORTFOLIOS                                        October 31, 2002

     Fees may be voluntarily reduced or reimbursed to assist the Funds in maintaining competitive expense ratios.

     Additional information regarding related party transactions is as follows for the period ended October 31, 2002:


                                                              Investment             Administration     Shareholder
                                                             Advisory Fees                Fees        Servicing Fees

                                                      Maximum
                                                    Percentage
                                                    of Average        Voluntary         Voluntary        Voluntary
                                                       Daily             Fee               Fee              Fee
                                                    Net Assets       Reductions        Reductions       Reductions

                                                                        (000)             (000)            (000)

     Institutional Money Market Fund                   0.20%            $ --               $999             $45
     Federal Money Market Fund                         0.25%            $638               $886             $36


4.   Capital Share Transactions:

     Transactions in capital shares as dollars were as follows (amounts in thousands):


                                            Institutional Money Market Fund                Federal Money Market Fund

                                               Year                Year                    Year                Year
                                               Ended               Ended                   Ended               Ended
                                            October 31,         October 31,             October 31,         October 31,
                                               2002                2001                    2002                2001

     Capital Share Transactions:
     Investor Shares:
     Issued                                  4,312,796           5,974,651               6,472,062           6,504,486
     Reinvested                                  8,299              22,745                  15,203              36,367
     Redeemed                               (4,411,152)         (5,689,326)             (6,369,179)         (6,476,253)

     Total                                     (90,057)            308,070                 118,086              64,600

     Select Shares:
     Issued                                    929,462           5,899,401               2,161,291           1,519,729
     Reinvested                                  7,930             112,756                   8,835              21,345
     Redeemed                               (2,057,929)         (7,520,492)             (2,219,263)         (1,413,095)

     Total                                  (1,120,537)         (1,508,335)                (49,137)            127,979


THE VICTORY PORTFOLIOS                                        October 31, 2002

5.   Federal Income Tax Information:

     As of October 31, 2002, for federal income tax purposes, the following funds have capital loss carryforwards available to offset future capital gains, if any (amounts in thousands):

                                            Amount      Expires

     Federal Money Market Fund                $6         2010

     As of October 31, 2002, cost for financial reporting purposes differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately (amounts in thousands):

     Federal Money Market Fund                           $28

The tax character of dividends paid by the Funds during the fiscal year ended October 31, 2002 were as follows (amounts in thousands):


                                           Dividends paid from
                                         Ordinary   Net Long-Term  Total Taxable  Tax Return        Total
                                          Income    Capital Gains    Dividends    of Capital   Dividends Paid<F1>

Institutional Money Market Fund           36,454         --           36,454          --          36,454
Federal Money Market Fund                 26,984         --           26,984          --          26,984


<F1> Total Dividends paid may differ from the amount reported in the
     Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.



As of October 31, 2002, the components of accumulated earnings (defecit) on a tax basis for the Funds were as follows (amounts in thousands):



                                                                                                                           Total
                                  Undistributed   Undistributed                          Accumulated    Unrealized    Accumulated
                                    Ordinary       Long-Term     Accumulated  Dividends  Capital and   Appreciation/     Earnings
                                     Income       Capital Gains   Earnings     Payable  Other Losses   Depreciation<F1> (Deficit)

Institutional Money Market Fund       2,309           --            2,309      (2,263)        --            --             46
Federal Money Market Fund             1,912           --            1,912      (1,912)        (6)          (28)           (34)


<F1> The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium and market discount.


                      REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Trustees of
   The Victory Portfolios:

     In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Institutional Money Market Fund and Federal Money Market Fund (two of the Funds constituting The Victory Portfolios, hereafter referred to as the "Funds") at October 31, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets for the two years then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation and verification by examination of securities at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Columbus, Ohio
December 13, 2002

              OTHER INFORMATION REGARDING TRUSTEES (UNAUDITED):

     Overall responsibility for management of the Trust rests with the members of the Board of Trustees (the "Trustees"). The Trustees, in turn, elect the officers of the Trust to supervise actively its day-to-day operations. The Trustees, their ages, addresses, and their principal occupations during the past five years are as follows:




                                  Position(s)
                                  Held with
Name,  Age and Address            the Trust     Principal Occupation During Past 5 Years


Nigel D. T. Andrews, 55           Trustee       Retired (since 2001); Managing Director (2000-2001), Internet Capital Group
c/o The Victory Portfolios                      (venture capital); Executive Vice President, (1993-2000), GE Capital
3435 Stelzer Road                               (financial services).
Columbus, OH 43219


Frankie D. Hughes, 49             Trustee       Principal and Chief Investment Officer (since 1993), Hughes Capital
c/o The Victory Portfolios                      Management, Inc. (fixed income asset management).
3435 Stelzer Road
Columbus, OH 43219



Lyn Hutton, 52                    Trustee       Vice President and Chief Financial Officer, John D. & Catherine T.
c/o The Victory Portfolios                      MacArthur Foundation (grant making);  Vice President and Treasurer
3435 Stelzer Road                               (1990-1998), Dartmouth College.
Columbus, OH 43219




Eugene J. McDonald, 69            Trustee       Principal and Chief Investment Officer, Quellos Private Capital Markets LLC;
c/o The Victory Portfolios                      Executive Vice President (since 1990), Office of Investment Counsel, Duke
3435 Stelzer Road                               University; President and CEO (1990-2000), Duke Management Company.
Columbus, OH 43219




Dr. Thomas F Morrissey, 68        Trustee       Professor (since 1970), Weatherhead School of Management, Case Western
c/o The Victory Portfolios                      Reserve University; Associate Dean (1989-1995), Weatherhead School of Management.
3435 Stelzer Road
Columbus, OH 43219



Roger Noall, 66                   Chairman      Retired (since 2000), Executive (1997-2000), Senior Executive Vice President
c/o The Victory Portfolios        and Trustee   and Chief Administrative Officer (1994-1996), Secretary (1995-1996), KeyCorp.
3435 Stelzer Road
Columbus, OH 43219



Karen F. Shepherd, 61             Trustee       Member (since 1996), Shepherd Properties, LC and Vincent Shepherd Investments,
c/o The Victory Portfolios                      LC (real estate investments); U.S. Executive Director (1996-2002), European
3435 Stelzer Road                               Bank for Reconstruction & Development; Director, Majority Council (since 2002),
Columbus, OH 43219                              Emily's List (political action committee).





Frank A. Weil, 70
c/o The Victory Portfolios
3435 Stelzer Road
Columbus, OH 43219                Trustee       Chairman (since 1984), Abacus & Associates, Inc. (private investment firm).


Donald E. Weston, 66
c/o The Victory Portfolios
3435 Stelzer Road
Columbus, OH 43219                Trustee       Retired (since 2000); Chairman (1998-2000), Gradison McDonald Investments, a
                                                division of McDonald Investments, Inc.; Chairman (1991-1998), Gradison Division
                                                of McDonald & Company Securities, Inc. and Director, McDonald & Company
                                                Investments, Inc.


Leigh A. Wilson, 57               Trustee       Founder, Chairman and Chief Executive Officer (since 1989), New Century Care,
c/o The Victory Portfolios                      Inc. (formerly known as Glenleigh International Limited) (merchant bank);
3435 Stelzer Road                               Chief Executive Officer (since 2001), The Kenning Institute (developer of health
Columbus, OH 43219                              programs); Director (since 1981), Chimney Rock Vineyard and Chimney Rock Winery.





OTHER INFORMATION REGARDING OFFICERS (UNAUDITED):

           The Officers, their ages, addresses, and their principal occupations during the past five years are as follows:



Name, Age and Address         Position(s)                 Principal Occupation During Past 5 Years
                              Held with the Trust


Jay G. Baris, 48              Assistant Secretary         Partner, Kramer Levin Naftalis & Frankel LLP; Assistant Secretary of
c/o The Victory Portfolios                                The Victory Variable Insurance Funds; Director, First Investors Life
3435 Stelzer Road                                         Insurance Company.
Columbus, OH 43219


Kathleen A. Dennis, 49        President                   Senior Managing Director, Victory Capital Management, Inc.
c/o The Victory Portfolios
3435 Stelzer Road
Columbus, OH 43219


Joel B. Engle, 36             Treasurer                   Since September 1998, Vice President of BISYS; from
c/o The Victory Portfolios                                March 1995 to September 1998, Vice President, Northern
3435 Stelzer Road                                         Trust Company.
Columbus, OH 43219


Lisa Hurley, 46               Vice President              Since May 1998, Senior Vice President and General Counsel
c/o The Victory Portfolios                                of BISYS Fund Services; General Counsel of Moore Capital Management,
3435 Stelzer Road                                         Inc. from May 1996 to May 1998; Senior Vice President & General Counsel
Columbus, OH 43219                                        of Northstar Investment Management Corporation from October 1993 to
                                                          May 1996.


Cynthia Lee Lindsey, 44       Secretary                   Since October 2002, Director of Client Services for BISYS;
c/o The Victory Portfolios                                from November 1997 to October 2002, Director of Securities Lending,
Sales
3435 Stelzer Road                                         Development, Director of Client Services and Director of Financial
Columbus, OH 43219                                        Administration and Business Planning.


Irimga McKay, 41              Vice President              Since November 1998, Senior Vice President, Client Services
c/o The Victory Portfolios                                of BISYS Fund Services.
3435 Stelzer Road
Columbus, OH 43219


Alaina Metz, 34               Assistant Secretary         Since June 1995, Chief Administrative Officer of BISYS Fund Services;
c/o The Victory Portfolios                                Supervisor of Alliance Capital Management for more than five years prior
Columbus, OH 43219                                        to joining BISYS.
3435 Stelzer Road

Gary Tenkman, 31              Assistant Treasurer         Since April 1998, Vice President of Financial Services of BISYS Fund
c/o The Victory Portfolios                                Services; Audit Manager for Ernst & Young LLP for more than five years
3435 Stelzer Road                                         prior to joining BISYS.
Columbus, OH 43219


William J. Tomko, 43          Assistant Treasurer         Group President, BISYS Investment Services; employee of BISYS Fund
c/o The Victory Portfolios                                Services since 1986.
3435 Stelzer Road
Columbus, OH 43219


                       This page is intentionally left blank.

The Victory Funds
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Columbus, Ohio 43218-2593

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